CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED BALANCE SHEETS
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares Issued	103,764,351	106,131,017
Common Stock, Shares Outstanding	103,764,351	106,131,017